Employee-related expenditure (Tables)	12 Months Ended
Jun. 30, 2021
Employee-related expenditure
Schedule of employee related expenditures

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm
Analysis of employee costs
Labour		31 683	30 266	30 706
salaries, wages and other employee-related expenditure		29 786	27 964	28 665
post-retirement benefits*		1 897	2 302	2 041
Share-based payment expenses		1 905	1 741	1 219
equity-settled	36	1 927	1 946	1 659
cash-settled		(22)	(205)	(440)
Total employee-related expenditure		33 588	32 007	31 925
Costs capitalised to projects		(740)	(1 340)	(1 997)
Per income statement		32 848	30 667	29 928
*	Employer contributions to the retirement funds were suspended for the period 1 May 2020 to 31 July 2020. These were then reinstated due to Sasol’s improved liquidity position.

Schedule of number of employees

	2021	2020	2019
for the year ended 30 June	Number	Number	Number
Permanent employees	28 725	30 670	31 112
Non-permanent employees	224	331	317
	28 949	31 001	31 429